Statements of Operations - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements Of Operations [Abstract]
REVENUES	$ 3,925,118	$ 5,859,106
COST OF REVENUE	3,297,431	5,008,132
Gross profit	627,687	850,974
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$ 420,247	$ 951,325
Formation and Operating Costs					$ 3,469
Professional Fees			$ 2,617,280	$ 534,484	21,356
Insurance			177,900	165,865	11,883
Filing Fees			78,499	77,904	11,618
Overhead Costs			120,000	120,000	5,000
Other Expenses			226,784	175,282	6,751
Total general and administrative expenses			3,220,463	1,073,535	56,608
Total operating income (loss)	$ 207,440	$ (100,351)	(3,220,463)	(1,073,535)	(60,077)
OTHER INCOME (EXPENSE)
Interest income/(expense)	(11,333)	(20,987)	$ 13,670	$ 46,900	$ 1,821
Non-operational income/(expense)	$ (2,554)	$ 5,760
Change in Fair Value of Warrant Liability			$ 1,575,000
Total other income (expense)	$ (13,887)	$ (15,227)
NET INCOME (LOSS)	$ 193,553	$ (115,578)	$ (1,631,793)	$ (1,026,635)	$ (58,256)
BASIC EARNINGS PER COMMON SHARE	$ 0.05	$ (0.03)
WEIGHTED AVERAGE SHARES USED IN PER SHARE CALCULATION	3,642,084	3,642,084
DILUTED EARNINGS PER COMMON SHARE	$ 0.05	$ (0.03)
WEIGHTED AVERAGE SHARES USED IN PER SHARE CALCULATION	3,642,084	3,642,084
Weighted Average Number of Common Shares Outstanding, basic and diluted			3,541,784	3,378,823	2,212,758
Basic and Diluted Net Loss per Share Attributable to Common Stockholders			$ (0.46)	$ (0.30)	$ (0.03)